Document and Entity Information	Oct. 20, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001640266
Document Type	8-K
Document Period End Date	Oct. 20, 2026
Entity Registrant Name	Voyager Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37625
Entity Tax Identification Number	46-3003182
Entity Address, Address Line One	75 Hayden Avenue
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	(857)
Local Phone Number	259-5340
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	VYGR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false